Deferred income tax	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Deferred income tax
13. Deferred income tax

All figures in £ millions	2023	2022
Deferred income tax assets	35	57

Deferred income tax liabilities	(46)	(37)

Net deferred income tax (liability)/asset	(11)	20
Substantially all of the deferred income tax assets are expected to be recovered after more than one year. The net deferred income tax liability of £11m (2022: deferred tax asset of £20m; 2021: deferred tax asset of £17m) includes £23m (2022: £19m; 2021: £nil) of provisions for tax uncertainties principally in respect of several matters in the US and the UK.
Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority.
At 31 December 2023, the Group has gross tax losses for which no deferred tax asset is recognised of £1,029m (2022: £547m). The expiry date and key geographic split of these losses is set out in the following table.

Year ended 31 December 2023	Gross				Tax effected
	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	437	34	471	–	91	9	100

Within 10-20 years	–	143	–	143	–	7	–	7

Available indefinitely	168	48	199	415	42	2	65	109

Total	168	628	233	1,029	42	100	74	216

Year ended 31 December 2022	Gross				Tax effected
	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	3	30	33	–	–	10	10

Within 10-20 years	–	104	–	104	–	5	–	5

Available indefinitely	166	30	214	410	41	2	68	111
Total	166	137	244	547	41	7	78	126

The increase in unrecognised tax losses in the US is principally due to the crystalisation of a capital loss on disposal during the year which has not been recognised for tax purposes. Other unrecognised tax losses includes £155m gross (2022: £140m) and £53m tax effected (2022: £48m) relating to Brazil.
Other gross deductible temporary differences for which no deferred tax asset is recognised total £201m (2022: £218m). This includes £196m (2022: £193m) in respect of interest limitations. The amount of temporary differences associated with subsidiaries for which no deferred tax has been provided totals £268m (2022: £275m).
Deferred income tax assets of £18m (2022: £14m) have been recognised in countries that reported a tax loss in either the current or preceding year. This primarily arises in respect of tax losses in Brazil, India and Australia. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.
The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries. In some cases deferred income tax assets are forecast to be recovered through taxable profits over a period that exceeds five years. Management consider these forecasts are sufficiently reliable to support the recovery of the assets. Where there are insufficient forecasts of future profits, deferred income tax assets have not been recognised.
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total
Deferred income tax assets/(liabilities)

At 1 January 2022	82	64	(108)	52	(178)	55	50	17

Exchange differences	–	7	2	6	(21)	6	4	4

Acquisitions and disposals of subsidiaries	7	–	–	–	(21)	–	(12)	(26)

Income statement benefit/(charge)	37	(4)	(9)	5	14	(6)	(7)	30

Tax charge in OCI/ equity	4	–	(12)	–	–	–	3	(5)

At 31 December 2022	130	67	(127)	63	(206)	55	38	20

Exchange differences	(1)	(3)	(1)	(3)	9	(2)	1	–

Acquisitions and disposals of subsidiaries	(3)	6	–	–	(26)	–	–	(23)

Income statement benefit/(charge)	(25)	(11)	(6)	(17)	71	(19)	(21)	(28)

Tax charge in OCI/ equity	–	–	20	–	–	–	–	20

At 31 December 2023	101	59	(114)	43	(152)	34	18	(11)
Other deferred income tax items include temporary differences in respect of right-of-use assets (deferred tax asset of £54m, with an offsetting deferred tax liability of £42m), and accelerated capital allowances of £11m.